FORM N-CEN

ATTACHMENT G.1.a.iii.2 (assuming that the EY report is Attachment G.1.a.iii.1)

Ernst & Young LLP’s internal control report, which is filed as an exhibit to the registrant’s Form N-CEN for the fiscal year ended June 30, 2020, discusses a material weakness in the registrant’s internal control over financial reporting. During the period covered by the report, the registrant’s internal control regarding the review of edits to the financial statements was not adequately designed. Specifically, the registrant did not perform a secondary review of edits made to the financial statements prior to and after the typeset process. A clerical error was made in keying in the correct balance for the Net change in unrealized appreciation/(depreciation), which resulted in a material misstatement of the Statement of Operations and Statements of Changes in Net Assets of the North Carolina Tax-Free Income Series within the June 30, 2020 Dupree Mutual Fund’s annual report to shareholders. The clerical error did not affect any of the performance data (i.e. net asset value, total return, or expense ratios). As a result of the material misstatement, the registrant restated the June 30, 2020 financial statements for the impacted account balance and total line items on Statement of Operations and Statements of Changes in Net Assets of the North Carolina Tax-Free Income Series. The registrant has implemented a secondary review of all edits made to the financial statements, regardless of timing or size of such edits.